Deposits	12 Months Ended
Dec. 31, 2011
Deposits
DEPOSITS
NOTE 6 - DEPOSITS
Aggregate time deposits in denominations of $100,000 or more were $80,554,000 and $60,015,000 at December 31, 2011 and 2010, respectively.

At December 31, 2011, the scheduled maturities of time deposits are as follows (in thousands):

2012	$123,805
2013	44,394
2014	23,734
2015	17,461
2016	12,380
$221,774